Summary of Significant Accounting Policies (Details)	1 Months Ended	6 Months Ended
	Dec. 31, 2023	Sep. 30, 2024 USD ($)	Sep. 30, 2024 HKD ($)	Sep. 30, 2023 USD ($)	Sep. 30, 2022 USD ($)	Mar. 31, 2024 USD ($)	Mar. 31, 2023 USD ($)
Summary of Significant Accounting Policies [Line items]
Allowance for expected credit losses		$ 55,554				$ 6,641
Percentage of prime lending rate		8.00%	8.00%
Employees salary income rate		5.00%	5.00%
Relevant income		$ 3,842	$ 30,000
Costs incurred		17,171		$ 12,833	$ 16,721
Share based compensation expenses		$ 835,967
Tax benefit		50.00%	50.00%
Specified quantitative threshold percentage	5.00%
Percentage of income taxes paid	5.00%
Receivables from customers [Member]
Summary of Significant Accounting Policies [Line items]
Allowance for expected credit losses		$ 55,554				$ 6,641